Investment Objectives and Goals - Multi-trust Docubuilder Book - Eaton Vance Income Fund of Boston	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital.